Average Annual Total Returns	12 Months Ended	16 Months Ended			17 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.76%		5.37%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		4.85%	4.55%
S&P 500 TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	25.55%			23.39%
CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.12%	16.52%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.12%				13.61%
Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%				13.47%
Madison Short-Term Strategic Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.69%		6.62%
Performance Inception Date			Sep. 05, 2023
Madison Short-Term Strategic Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.39%		4.33%
Madison Short-Term Strategic Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.75%		4.07%
Madison Aggregate Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.49%			4.90%
Performance Inception Date				Aug. 28, 2023
Madison Aggregate Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.58%)			2.82%
Madison Aggregate Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.88%			2.87%
Madison Covered Call ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.48%	7.73%
Performance Inception Date		Aug. 21, 2023
Madison Covered Call ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.13%	3.31%
Madison Covered Call ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	4.29%
Madison Dividend Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.80%				7.01%
Performance Inception Date					Aug. 14, 2023
Madison Dividend Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.23%				6.40%
Madison Dividend Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.60%				5.33%